FINANCIAL RISK MANAGEMENT - Narrative, Interest Rate Risk (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	£ 7,148,892	£ 4,535,297
Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	19,755	27,873
Hedging
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	403,942	283,717
Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	249,703	109,093
Hedging instrument, liabilities	(2)
Hedging instrument, assets		5
Loss on hedge ineffectiveness recognised in profit or loss	10	69	£ 2
Cash flow hedges | Interest rate and other swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	249,703	109,093
Cash flow hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	1,771	3,258
Cash flow hedges | GBP LIBOR £m | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m		3,258
Cash flow hedges | USD LIBOR £m
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	1,829
Cash flow hedges | Hedging
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	251,245	110,988
Cash flow hedges | Hedging | Interest rate and other swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	249,703	109,093
Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Hedging instrument, liabilities	493	262
Gains on hedging instrument, fair value hedges	1,284	944
Losses on hedged item attributable to hedged risk, fair value hedges	1,325	767
Loss on hedge ineffectiveness recognised in profit or loss	41	(177)	£ (547)
Fair value hedges | Interest rate and other swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	152,662	172,695
Fair value hedges | Liabilities
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	17,540	22,437
Fair value hedges | GBP LIBOR £m | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m		24,615
Fair value hedges | USD LIBOR £m
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m		17,926
Fair value hedges | Assets
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	1,864	3,370
Fair value hedges | Hedging
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	152,697	172,729
Fair value hedges | Hedging | Interest rate and other swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	£ 152,662	£ 172,695